UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.4%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, VRDN, On Lok Senior Health Services (Wells Fargo Bank NA LOC), 0.03%, 1/07/14 (a)	$1,700	$1,700,000
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA Liquidity Agreement), 0.09%, 1/07/14 (a)(b)(c)	3,500	3,500,000
California Community College Financing Authority, RAN, Series B, 2.00%, 6/30/14	13,970	14,088,654
California Health Facilities Financing Authority, RB, VRDN (a):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.07%, 1/07/14 (b)(c)	18,695	18,695,000
Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.04%, 1/07/14	3,600	3,600,000
Stanford Hospital and Clinics, Series C, 0.14%, 1/07/14	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.11%, 1/07/14 (a)	5,100	5,100,000
California HFA, RB, VRDN, Home Mortgage, Series B, AMT (Fannie Mae, Freddie Mac), 0.04%, 1/07/14	3,590	3,590,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/02/14 (a)	9,025	9,025,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.09%, 1/07/14 (a)	700	700,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products & Chemicals, Inc., Series B, 0.02%, 1/02/14	15,700	15,700,000
Air Products Manufacture Corp., 0.02%, 1/02/14	19,000	19,000,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, VRDN (concluded) (a):
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.10%, 1/07/14	$7,505	$7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.10%, 1/07/14	4,435	4,435,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.11%, 1/07/14	3,945	3,945,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric, Class F, 0.01%, 1/02/14 (a)	5,400	5,400,000
California School Cash Reserve Program Authority, RB:
Series G, 2.00%, 5/01/14	750	754,403
Sub-Series A, 2.00%, 4/01/14	3,240	3,253,268
Sub-Series B, 2.00%, 6/02/14	1,350	1,359,288
California State Department of Water Resources, Refunding RB, Series M, 5.00%, 5/01/14	5,910	6,004,811
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.14%, 1/07/14 (a)	5,055	5,055,000
California State Health Facilities Financing Authority, RB, VRDN (a)(b)(c):
P-FLOATS (Bank of America NA SBPA) Series 4726, 0.09%, 1/07/14	1,320	1,320,000
RBC Municipal Products, Inc. Trust, FLOATS, Series E-21, 0.06%, 1/07/14	30,400	30,400,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1083 (Deutsche Bank AG SBPA), 0.12%, 1/07/14 (a)(b)(c)	10,000	10,000,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, HRB, VRDN, M/F, AMT (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT 0.06%, 1/07/14	$2,255	$2,255,000
Greentree Senior Apartments Project, Series P 0.07%, 1/07/14	7,350	7,350,000
California Statewide Communities Development Authority, RB, AMT, VRDN, Oakmont of Alameda Project, Series WW (East Wesk Bank LOC), 0.07%, 1/07/14 (a)	12,680	12,680,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation Obligated Group (US Bank NA LOC), 0.04%, 1/07/14 (a)	3,000	3,000,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.04%, 1/07/14 (a)	15,400	15,400,000
City of Anaheim California, Deutsche Bank SPEARS/LIFERS Trust, Refunding, Tax Allocation, VRDN, Series A (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.07%, 1/07/14 (a)(b)(c)	20,800	20,800,000
City of Carlsbad, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.08%, 1/07/14 (a)	13,515	13,515,000
City of Chula Vista California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4370, AMT (JPMorgan Chase & Co. SBPA), 0.26%, 1/02/14 (a)(b)(c)	2,245	2,245,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.07%, 1/07/14 (a)(b)(c)	13,000	13,000,000
City of San Jose, HRB, M/F, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.09%, 1/07/14 (a)	12,000	12,000,000

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.17%, 1/07/14 (a)	$2,000	$2,000,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN AMT (Deutsche Bank AG SBPA) (a)(c):
Series DB-480, 0.07%, 1/07/14	9,880	9,880,000
Series DB-484, 0.07%, 1/07/14 (b)	20,810	20,810,000
Series DBE-544, 0.07%, 1/07/14 (b)	8,635	8,635,000
City of Santa Rosa, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.09%, 1/07/14 (a)	1,940	1,940,000
Country of Los Angeles California, GO, Series B, 2.00%, 6/30/14	13,100	13,218,685
County of Contra Costa California, Water District, 0.12%, 3/04/14	14,400	14,400,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (a)(b)(c):
Series DB-646, AMT (Deutsche Bank AG SBPA), 0.11%, 1/07/14	9,165	9,165,000
Series DBE-1186 (Deutsche Bank AG SBPA), 0.11%, 1/07/14	2,750	2,750,000
East Bay Municipal Utility District, RB, VRDN, 0.07%, 1/07/14 (a)(b)	6,600	6,600,000
East Bay Municipal Utility District, Water System:
0.13%, 2/04/14	16,100	16,100,000
0.12%, 3/04/14	23,500	23,500,000
Eastern Municipal Water District, Refunding RB (a):
0.08%, 7/03/14	11,775	11,775,000
Series A, Water and Sewer, 0.06%, 7/12/14	12,400	12,400,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/14 (a)(b)(c)	4,265	4,265,000
Irvine Unified School District, Special Tax Bonds, VRDN, Series B (Bank of America NA LOC), 0.04%, 1/02/14 (a)	600	600,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles County Schools, RB, Pooled TRAN:
Series A-2, 2.00%, 2/28/14	$9,700	$9,728,345
Series A-3, 2.00%, 2/01/14	2,800	2,804,325
Series A-4, 2.00%, 2/28/14	2,000	2,005,616
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Sub-Series A-7 (US Bank NA SBPA), 0.03%, 1/07/14	17,400	17,400,000
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.03%, 1/07/14	3,000	3,000,000
Sub-Series B-8 (Wells Fargo Bank NA SBPA), 0.05%, 1/07/14	14,700	14,700,000
Metropolitan Water District of Southern California, Refunding RB, Series A-2 (a):
0.06%, 3/24/14	12,000	12,000,000
VRDN (US Bank NA SBPA), 0.04%, 1/07/14	15,090	15,090,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.04%, 1/02/14 (a)	5,400	5,400,000
Redwood City School District, GO, TRAN, 3.00%, 10/31/14	8,200	8,391,257
Riverside County Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.16%, 1/07/14 (a)	3,300	3,300,000
Riverside County Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.07%, 1/07/14 (a)(b)(c)	1,175	1,175,000
Saddleback Valley Unified School District, GO, Election of 2004, Series A, 2.00%, 8/01/14	400	404,121
San Bernardino County Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.05%, 1/07/14 (a)	3,100	3,100,000

Municipal Bonds	Par (000)	Value
California (continued)
San Diego County CA / San Diego County School Districts, RB, TRAN, Series B-2, 2.00%, 4/30/14	$5,625	$5,657,859
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.07%, 1/07/14 (a)	4,530	4,530,000
San Francisco City & County Redevelopment Agency, Refunding, HRB, M/F, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Guarantor), 0.08%, 1/07/14 (a)	6,750	6,750,000
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No.7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.08%, 1/07/14 (a)	5,000	5,000,000
Santa Clara County Financing Authority, RB, Lease Revenue Capital Projects, Series A, 4.00%, 2/01/14	800	802,637
Santa Clara Unified School District, GO, TRAN, 1.50%, 6/30/14	10,900	10,970,081
Santa Clara Valley Water District, COP, Refunding, Series A, 4.00%, 2/01/14	1,600	1,605,224
South San Francisco Unified School District, GO, Refunding Measure J, Series A, 0.48%, 9/01/14	595	595,910
State of California, GO, VRDN, FLOATS, Series C-1 (Bank of America NA LOC), 0.05%, 1/07/14 (c)	8,500	8,500,000
State of California, GO, Refunding, VRDN (a):
Kindergarten, Series A-5 (Citibank NA LOC), 0.02%, 1/02/14	5,950	5,950,000
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.06%, 1/07/14	13,800	13,800,000
Series 2661 (Wells Fargo Bank NA SBPA), 0.09%, 1/07/14 (b)(c)	31,830	31,829,500
State of California, GO, VRDN (a):
0.01%, 1/02/14	2,970	2,970,000
FLOATS, Series 2178 (Wells Fargo Bank NA SBPA), 0.09%, 1/07/14 (c)	24,500	24,500,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, RAN:
Series A-1, 2.00%, 5/28/14	$1,060	$1,067,744
Series A-2, 2.00%, 6/23/14	11,045	11,139,742
University of California, Refunding RB, VRDN (a):
Series AL-1, 0.03%, 1/07/14	7,600	7,600,000
Series AL-3, 0.06%, 1/07/14	10,000	10,000,000
Series AL-4, 0.02%, 1/07/14	7,900	7,900,000
University of California , JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	2,000	2,000,000
Upland Unified School District, GO, Refunding, 2.00%, 8/01/14	425	429,260

Municipal Bonds	Par (000)	Value
California (concluded)
William S Hart Union High School District, GO, Election of 2008, Series C, 2.00%, 8/01/14	$400	$404,068
Total Investments (Cost — $708,914,798*) — 99.0%	708,914,798
Other Assets Less Liabilities — 1.0%		7,149,923
Net Assets — 100.0%		$716,064,721

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	4

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$708,914,798	—	$708,914,798

[1]	See above Schedule of Investments for values in the state.

The carrying amount of certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $1,969,627 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	5

Schedule of Investments December 31, 2013 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 93.1%
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.05%, 1/07/14 (a)	$6,270	$6,270,000
City of Middletown Connecticut, GO, 4.00%, 4/15/14	1,000	1,011,011
City of Milford Connecticut, GO, BAN, Lot A, 1.00%, 5/12/14	3,800	3,811,750
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.04%, 1/07/14	1,430	1,430,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.05%, 1/07/14	4,640	4,640,000
Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 1/07/14	1,000	1,000,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.04%, 1/02/14	3,600	3,600,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 1/07/14	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.05%, 1/07/14 (a)	6,200	6,200,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.07%, 1/07/14 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hutchkiss School, 0.06%, 1/07/14	4,100	4,100,000
Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.08%, 1/07/14 (b)	2,636	2,636,000
Yale University, Series T-2, 0.03%, 1/07/14	21,755	21,755,000
Yale University, Series V-1, 0.01%, 1/02/14	5,000	5,000,000
Yale University, Series V-2, 0.01%, 1/02/14	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.08%, 1/07/14	$6,320	$6,320,000
FLOATS, Series I (AGM) (Wells Fargo Bank SBPA), 0.06%, 1/07/14 (c)	6,560	6,560,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.06%, 1/07/14	4,125	4,125,000
State of Connecticut, GO, Economic Recovery, Series A:
4.00%, 1/01/14	350	350,035
5.00%, 1/01/14	1,300	1,300,171
State of Connecticut, GO, Refunding, Series F, 4.00%, 9/15/14	250	256,612
Town of East Hampton Connecticut, GO, Refunding, 2.00%, 8/15/14	210	212,215
Town of Fairfield Connecticut, GO, Refunding, BAN, 1.25%, 7/18/14	5,266	5,297,006
Town of Killingly Connecticut, GO, Lot A (NPFGC), 4.50%, 6/15/14	120	122,323
Town of Ledyard Connecticut, GO, BAN, Refunding, 1.00%, 10/10/14	2,000	2,011,902
Town of Newtown Connecticut, GO, Refunding, Series B, 2.00%, 7/15/14	500	504,554
Town of Orange Connecticut, GO, Refunding, 4.00%, 8/15/14	805	823,190
Town of Stafford Connecticut, GO, BAN, Refunding, 1.00%, 8/05/14	1,000	1,004,203
Town of Westbrook Connecticut, GO, 2.00%, 8/01/14	250	252,399
Town of Weston, GO, Refunding, Series B, 5.00%, 8/01/14	1,000	1,027,586
Town of Windsor Connecticut, GO, Refunding, Series B, 3.00%, 7/15/14	1,065	1,081,103

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
University of Connecticut, RB, Series A, 2.00%, 8/15/14	$5,000	$5,056,392
Total Investments (Cost — $124,758,452*) — 93.1%		124,758,452
Other Assets Less Liabilities — 6.9%		9,210,111
Net Assets — 100.0%		$133,968,563

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds[1]	—	$124,758,452	—	$124,758,452
[1]	See above Schedule of Investments for values in the state.

The carrying value for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $6,773,825 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments December 31, 2013 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 98.6%
Berlin & Boylston Regional School District, GO, Refunding, 1.00%, 12/12/14	$1,000	$1,006,607
City of Boston Massachusetts, GO:
Series A, 4.00%, 4/01/14	150	151,349
Series D, 5.00%, 10/01/14	300	310,560
City of Cambridge Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/14	100	100,319
City of Framingham Massachusetts, GO, Refunding, 3.00%, 6/15/14	100	101,226
City of Haverhill Massachusetts, GO, BAN:
0.75%, 9/01/14	1,000	1,002,863
Refunding, 1.00%, 12/12/14	2,032	2,045,044
City of New Bedford Massachusetts, GO, BAN, Refunding, 1.00%, 2/07/14	750	750,482
City of Pittsfield Massachusetts, GO, BAN, Refunding, Series B, 1.00%, 1/24/14	1,000	1,000,386
City of Somerville Massachusetts, GO, Refunding:
3.00%, 2/15/14	125	125,417
2.00%, 10/01/14	695	703,837
City of Taunton Massachusetts, GO, 1.00%, 5/23/14	1,000	1,002,875
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000:
Series A (Bank of America NA SBPA), 0.02%, 1/02/14 (a)	6,000	6,000,000
Series B (US Bank NA SBPA), 0.02%, 1/02/14 (a)	1,200	1,200,000
Commonwealth of Massachusetts, GO, Public Improvements, Series D, 0.23%, 1/02/14 (a)	110	110,000
Massachusetts Bay Transportation Authority, RB:
Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.09%, 1/07/14 (a)	5,000	5,000,000
Series A, 5.00%, 7/01/14 (b)	725	741,929

Municipal Bonds	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series B, 5.25%, 7/01/14	$300	$307,325
Senior Series C, 5.25%, 7/01/14	100	102,465
VRDN, 7-Month Window, Senior Series A, 0.15%, 7/29/14 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Concord Food Issue, AMT (Bank of America LOC), 0.25%, 1/07/14	1,240	1,240,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.09%, 1/07/14	9,850	9,850,000
FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.06%, 1/07/14 (c)(d)	3,050	3,050,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank NA LOC), 0.08%, 1/07/14	2,680	2,680,000
New England Deaconess, Series B (M&T Bank Corp. LOC), 0.08%, 1/07/14	9,680	9,680,000
Boston Universtity, Series U-6C (TD Bank NA LOC), 0.02%, 1/02/14	3,400	3,400,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 1/07/14 (a)	6,500	6,500,000
Massachusetts Development Finance Agency, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series X (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.10%, 1/07/14 (a)(c)(d)	2,000	2,000,000
Massachusetts Development Finance Agency, RBC Municipal Product, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 1/07/14 (a)(c)(d)	5,000	5,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB:
Massachusetts Institute of Technology, Series M, 5.25%, 7/01/14	$150	$153,656
Massachusetts Institute of Technology, Series N, 5.00%, 7/01/14	100	102,287
Patners Healthcare System, Series D, VRDN, 0.02%, 1/02/14 (a)	1,500	1,500,000
Pooled Loan Program, Series N, VRDN, (TD Banknorth NA LOC), 0.03%, 1/02/14 (a)	1,160	1,160,000
Stonehill College, Series K, VRDN, (JPMorgan Chase Bank NA LOC), 0.03%, 1/02/14 (a)	935	935,000
Tufts University, Series G, VRDN (Wells Fargo NA SBPA), 0.02%, 1/02/14 (a)	1,900	1,900,000
Partners Healthcare System, Series P2, VRDN (JPMorgan NA SBPA), 0.04%, 1/07/14 (a)	3,700	3,700,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Baystate Medical Center, Series G (Wells Fargo Bank NA LOC), 0.01%, 1/02/14	2,200	2,200,000
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.04%, 1/07/14	2,200	2,200,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.02%, 1/02/14	1,000	1,000,000
Massachusetts Industrial Finance Agency, RB, VRDN (a):
Development, Garlock Printing Corp., AMT (Bank of America LOC), 0.49%, 1/07/14	275	275,000
Gem Group, Inc. Issue, AMT (Bank of America NA LOC), 0.49%, 1/07/14	630	630,000
Massachusetts School Building Authority, Sales Tax Revenue, RB, Series A, 4.00%, 5/15/14	150	152,020

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.07%, 1/07/14 (a)(c)(d)	$1,575	$1,575,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.06%, 1/07/14 (a)	3,700	3,700,000
Massachusetts Water Pollution Abatement Trust, RB, Series A, 5.25%, 8/01/14 (e)	300	308,600
Massachusetts Water Pollution Abatement Trust, Refunding RB, Pool Program, Series A, 5.25%, 8/01/14	100	102,868
Massachusetts Water Resources Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0054, Class A (Citibank NA SBPA), 0.06%, 1/07/14	3,695	3,695,000
Series E, (JPMorgan Chase Bank NA SBPA), 0.07%, 1/07/14	1,670	1,670,000
Metropolitan Boston Transit Parking Corp., RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 77-C (Wells Fargo Bank NA SBPA), 0.08%, 1/07/14 (a)(c)(d)	6,700	6,700,000
Town of Boxford, GO, BAN, 1.25%, 10/03/14	1,027	1,033,723
Town of Dedham Massachusetts, GO, Municipal Purpose Loan, 2.00%, 5/15/14	375	377,348
Town of North Attleborough Massachusetts, GO, Refunding, Municipal Purpose Loan, 1.00%, 5/15/14	730	731,784
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 7/29/14 (a)	2,930	2,930,000
Total Municipal Bonds — 98.6%		108,894,970

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $108,894,970*) — 98.6%	$108,894,970
Other Assets Less Liabilities — 1.4%	1,563,588

Net Assets — 100.0%	$110,458,558

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	Security is collateralized by municipal or US Treasury obligations.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

  The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$108,894,970	—	$108,894,970

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $1,349,881 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	4

Schedule of Investments December 31, 2013 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 80.1%
Huron Valley School District Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/14	$2,200	$2,234,170
Lansing Michigan Board of Water & Light, RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 71-C (Wells Fargo Bank Guarantor, Wells Fargo Bank NA SBPA), 0.08%, 1/07/14 (a)(b)	2,000	2,000,000
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.07%, 1/07/14 (b)(c)	3,025	3,025,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.05%, 1/07/14 (b)	475	475,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.05%, 1/07/14 (b)	4,950	4,950,000
Michigan State HDA, Refunding RB, VRDN, AMT (b):
Series A (Barclays Bank PLC SBPA), 0.06%, 1/07/14	1,970	1,970,000
Series A (JPMorgan Chase Bank NA SBPA), 0.21%, 1/02/14	3,965	3,965,000
Series E (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 1/07/14	500	500,000
Michigan State University, Refunding RB, VRDN, General, Series A (Northern Trust Company SBPA), 0.04%, 1/07/14 (b)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (b):
Air Products & Chemicals, Inc., 0.04%, 1/02/14	3,100	3,100,000
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.50%, 1/07/14	440	440,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (b) (concluded):
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.11%, 1/07/14	$1,125	$1,125,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.16%, 1/07/14	700	700,000
P-FLOATS, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.18%, 1/07/14 (a)(c)	2,000	2,000,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.16%, 1/07/14	1,100	1,100,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.33%, 1/07/14	700	700,000
Oakland County EDC, Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.05%, 1/07/14 (b)	1,000	1,000,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.05%, 1/07/14 (b)	995	995,000
University of Michigan, RB, VRDN, General, Series D-1, 0.01%, 1/02/14 (b)	2,900	2,900,000
University of Michigan, Refunding RB, VRDN, General, Series B (Northern Trust Company SBPA), 0.01%, 1/02/14 (b)	2,700	2,700,000
Western Township Utilities Authority, GO, Refunding, 4.00%, 1/01/14	625	625,063
Total Investments (Cost — $38,204,233*) — 80.1%		38,204,233
Other Assets Less Liabilities — 19.9%		9,467,123

Net Assets — 100.0%		$47,671,356

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF Michigan Municipal Money Fund

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
P-FLOATS	Puttable Floating Rate Securities
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$38,204,233	—	$38,204,233

[1]	See above Schedule of Investments for values in the state.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

The carrying value for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $9,113,520 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments December 31, 2013 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 98.9%
Borough of Avalon New Jersey, GO, BAN, 1.00%, 2/27/14	$5,320	$5,325,301
Borough of Dumont New Jersey, GO, Refunding, BAN, 1.00%, 6/25/14	4,150	4,158,749
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	600	603,237
Borough of Franklin Lakes New Jersey, GO, Refunding, BAN, 1.00%, 10/24/14	3,839	3,860,769
Borough of Hawthorne New Jersey, GO, BAN, 1.50%, 10/31/14	1,524	1,534,713
Borough of Metuchen New Jersey, GO, BAN, 1.00%, 2/28/14	5,060	5,063,396
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	330	330,142
Borough of Westwood New Jersey, GO, BAN, 1.00%, 5/02/14	5,309	5,317,470
Borough of Wood-Ridge New Jersey, GO, Refunding, BAN, 1.00%, 2/14/14	7,017	7,020,088
City of Cape May New Jersey, GO, 1.00%, 7/18/14	1,400	1,404,404
City of Ocean City New Jersey, GO, BAN, 1.00%, 3/07/14	4,500	4,502,905
County of Camden Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.11%, 1/07/14 (a)	1,580	1,580,000
County of Gloucester New Jersey, GO, Refunding, 1.00%, 3/01/14	450	450,442
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.04%, 1/07/14 (a)	3,150	3,150,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.04%, 1/07/14	12,500	12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.07%, 1/07/14	5,850	5,850,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.21%, 1/07/14	5,540	5,540,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.21%, 1/07/14	2,840	2,840,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, VRDN (a) (concluded):
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.21%, 1/07/14	$1,175	$1,175,000
Urban League Project (Wells Fargo Bank NA LOC), 0.11%, 1/07/14	1,650	1,650,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.04%, 1/07/14	6,720	6,720,000
Exxon Project, 0.01%, 1/02/14	5,000	5,000,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.16%, 1/07/14	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.05%, 1/07/14 (a)	6,030	6,030,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.05%, 1/07/14 (a)(b)(c)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.04%, 1/07/14	8,865	8,865,000
Series A-4 (TD Bank NA LOC), 0.05%, 1/07/14	10,730	10,730,000
Virtua Health (Wells Fargo Bank NA LOC), 0.04%, 1/07/14	5,485	5,485,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.07%, 1/07/14	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.04%, 1/07/14	4,140	4,140,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT (Barclays Bank PLC SBPA) (a):
Series O, 0.06%, 1/07/14	$6,100	$6,100,000
Series O, 0.06%, 1/07/14	7,025	7,025,000
Series Q, 0.05%, 1/07/14	5,380	5,380,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3922 (JPMorgan Chase Bank SBPA), 0.07%, 1/07/14 (a)(b)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(c):
Series L-35, 0.16%, 1/07/14	25,245	25,245,000
Series L-36, 0.16%, 1/07/14	19,300	19,300,000
New Jersey State Turnpike Authority, Refunding RB, P-FLOATS, VRDN, Series D (Bank of America NA LOC, Bank of America NA Liquidity Agreement), 0.11%, 1/07/14 (a)(b)	8,900	8,900,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a)(b)(c):
Clipper Tax-Exempt Certificate Trust, Series 31 (State Street Bank & Trust Co. SBPA), 0.06%, 1/07/14	27,700	27,700,000
Deutsche Bank SPEARS/LIFERS Trust (AGM), 0.12%, 1/07/14	4,105	4,105,000
Deutsche Bank SPEARS/LIFERS Trust, Series DB-447 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14	31,380	31,380,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.11%, 1/07/14	$27,860	$27,860,000
Series 3193, 0.11%, 1/07/14	12,995	12,995,000
Ramsey School District, GO, 1.25%, 7/18/14	2,200	2,206,543
Township of Branchburg New Jersey, GO, 1.00%, 10/09/14	3,781	3,798,375
Township of Colts Neck New Jersey, GO, BAN, Series A, 1.00%, 2/25/14	3,831	3,833,855
Township of Delran New Jersey, GO, BAN, Series A, 1.00%, 11/07/14	2,000	2,006,083
Township of East Hanover New Jersey, GO, BAN, 1.25%, 11/25/14	2,151	2,163,989
Township of Galloway New Jersey, GO, Refunding, Series A, 1.00%, 12/18/14	3,000	3,016,681
Township of Hillsborough New Jersey, GO, BAN, Series B, 1.00%, 12/12/14	2,211	2,217,102
Township of Lower New Jersey, GO, BAN, Series A, 1.00%, 8/07/14	3,530	3,536,924
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	1,000	1,002,383
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	500	501,084
Township of Montclair New Jersey, GO, Refunding, 1.00%, 11/07/14	1,180	1,182,989
Township of Montville New Jersey, GO, BAN, 1.25%, 10/10/14	1,350	1,357,808
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 3/20/14	6,908	6,918,215
Township of Scotch Plains New Jersey, GO, BAN, 1.00%, 1/17/14	2,730	2,730,759
Township of Toms River New Jersey, GO, 1.50%, 6/26/14	3,000	3,017,455
Township of Union County New Jersey, GO, BAN, Series A, 1.00%, 8/08/14	4,150	4,159,933
Township of Vernon New Jersey, GO, BAN, 1.25%, 3/28/14	2,585	2,589,294
Township of Verona New Jersey, GO, Refunding, BAN, 1.00%, 7/25/14	3,355	3,366,683
Township of West Orange New Jersey, GO, BAN:
1.00%, 5/20/14	830	831,931
1.25%, 12/18/14	2,850	2,867,784

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $359,187,486*) — 98.9%	$359,187,486
Other Assets Less Liabilities — 1.1%	3,964,425
Net Assets — 100.0%	$363,151,911
*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$359,187,486	—	$359,187,486
[1]	See above Schedule of Investments for values in the state.

The carrying amount of certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $1,084,253 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	4

Schedule of Investments December 31, 2013 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.0%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.08%, 1/07/14 (a)	$3,855	$3,855,000
Austin Trust, Refunding RB, VRDN (a)(b):
New York State Urban Development Corp., Series 2008-3508 (Bank of America NA SBPA), 0.11%, 1/07/14	6,450	6,450,000
Triborough Bridge & Tunnel Authority, Series 2008-1184 (Bank of America NA SBPA), 0.11%, 1/07/14	4,300	4,300,000
Beekmantown Central School District, GO, Refunding, BAN, 1.00%, 5/01/14	2,145	2,148,810
Brentwood Union Free School District New York, GO, Refunding, 0.75%, 1/15/14	1,640	1,640,320
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.05%, 1/07/14 (a)	4,865	4,865,000
Central Islip Union Free School District, GO, Refunding, BAN, 1.00%, 9/12/14	6,380	6,411,067
Central Islip Union Free School District, GO, TAN, 0.75%, 6/26/14	3,000	3,006,687
City of New Rochelle New York, GO, BAN, Public Improvements, Series C, 1.00%, 3/07/14	1,665	1,666,205
City of New York New York, GO, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.07%, 1/07/14 (a)(b)(c)	3,325	3,325,000
City of New York New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.05%, 1/07/14	14,260	14,260,000
City of New York New York, GO, Refunding:
Series A, 3.00%, 8/01/14	350	355,285
Sub-Series C-2, VRDN, (Bayerische Landesbank LOC), 0.07%, 1/07/14 (a)	7,615	7,615,000

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO, VRDN (a):
ROCS, Series RR-II-R-11685 (Citibank NA SBPA), 0.06%, 1/07/14 (b)	$2,000	$2,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.07%, 1/07/14	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.07%, 1/07/14	11,315	11,315,000
Sub-Series B-9 (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14	2,000	2,000,000
Sub-Series D-3 (JPMorgan Chase Bank SBPA), 0.02%, 1/07/14	8,300	8,300,000
Sub-Series F-3 (Sumitomu Mitsui Banking Corp. LOC), 0.05%, 1/07/14	7,400	7,400,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 1/02/14	13,550	13,550,000
Sub-Series I-8 (State Street Bank Trust Co. LOC), 0.04%, 1/02/14	6,000	6,000,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.05%, 1/07/14 (a)	19,000	19,000,000
Commack Union Free School District New York, GO, Refunding, 1.00%, 9/01/14	410	411,913
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,100	10,143,923
County of Tompkins New York, GO, BAN, 1.00%, 7/15/14	5,000	5,017,640
East Williston Union Free School District, GO, TAN, 1.00%, 6/26/14	3,700	3,712,384
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.06%, 1/07/14 (a)	3,400	3,400,000
Hyde Park Central School District New York, GO, Refunding, BAN, 0.75%, 6/26/14	7,827	7,843,087
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.02%, 1/02/14 (a)	13,700	13,700,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	$4,625	$4,625,000
Mattituck-Cutchogue Union Free School District, GO, TAN, 1.00%, 6/27/14	1,900	1,906,742
Metropolitan Transportation Authority, Refunding RB:
Service Contract, Series A, 5.50%, 7/01/14	300	307,747
VRDN, Series A-2 (Bank of Tokyo - Mitsubishi UFJ Ltd. LOC), 0.05%, 1/07/14 (a)	32,765	32,765,000
Middle Country Central School District At Centereach, GO, Refunding, BAN, 1.00%, 8/15/14	1,000	1,003,962
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 1/07/14 (a)(b)	6,000	6,000,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT(Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.07%, 1/07/14 (a)	13,250	13,250,000
New York City Housing Development Corp. New York, MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.06%, 1/07/14 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Liquidity Agreement), 0.04%, 1/07/14	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.04%, 1/07/14	7,765	7,765,000
M/F, Series K-2 (Wells Fargo Bank NA SBPA), 0.04%, 1/07/14	11,300	11,300,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp. New York, RB, VRDN (a) (concluded):
Balton, Series A (Freddie Mac Liquidity Agreement), 0.05%, 1/07/14	$800	$800,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 1/07/14	14,065	14,065,000
New York City Housing Development Corp. New York, Refunding RB (a):
M/F Housing, Series F, Mandatory Put, 0.20%, 12/23/14	2,165	2,165,000
M/F, VRDN, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.06%, 1/07/14	2,700	2,700,000
ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.12%, 1/07/14 (b)	6,110	6,110,000
New York City Industrial Development Agency, RB, VRDN AMT (a):
Air Express International Corp. Project (Citibank NA LOC), 0.06%, 1/07/14	8,000	8,000,000
Korean Air Lines Co. Ltd. Project, Series C (Kookmin Bank LOC), 0.12%, 1/07/14	7,100	7,100,000
New York City Municipal Water Finance Authority, RB, VRDN, PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.07%, 1/02/14 (a)(c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.04%, 1/07/14	800	800,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.10%, 1/07/14 (b)	14,900	14,900,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp, LOC), 0.04%, 1/07/14	$7,600	$7,600,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.05%, 1/02/14	1,655	1,655,000
Sub-Series A-4 (Northern Trust Corp. SBPA), 0.03%, 1/02/14	10,700	10,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (TD Bank NA SBPA), 0.03%, 1/02/14 (a)	1,700	1,700,000
New York Local Government Assistance Corp., Refunding RB:
Senior Lien, Series A, 5.00%, 4/01/14	230	232,649
VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.05%, 1/07/14 (a)	12,100	12,100,000
New York State Dormitory Authority, RB:
State Income Tax, General Purpose, Series C, 4.00%, 3/15/14	640	644,730
State Income Tax, General Purpose, Series G, 5.00%, 3/15/14	100	100,927
State Personal Income Tax, Series A, 4.00%, 2/15/14	690	693,161
State Personal Income Tax, Series A, 5.00%, 3/15/14	135	136,252
State Personal Income Tax, Series F (AGM), 5.00%, 3/15/14	200	201,914
University & College Improvements, Series D, 2.13%, 6/15/14	200	201,690
Personal Income Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.07%, 1/07/14 (a)	5,500	5,500,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (concluded):
Personal Income Tax Revenue, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.07%, 1/07/14 (a)(b)(c)	$3,325	$3,325,000
State University Dorm, VRDN, ROCS, Series RR-II-11843 (BHAC) (CItibank NA SBPA), 0.07%, 1/07/14 (a)(b)(c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB:
City University, Consolidated 5th Series C, 5.00%, 7/01/14	950	972,198
Court Facility Lease-Westchester, Series A, 5.00%, 8/01/14	115	118,070
Mem Sloan Kettering, Sub-Series A-2, 5.00%, 7/01/14	1,075	1,099,928
New York University, Series A, 2.50%, 7/01/14	420	424,443
City University, Consolidated 5th Series C (Bank of America NA LOC), VRDN, 0.04%, 1/07/14 (a)	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), VRDN, 0.06%, 1/07/14 (a)	4,400	4,400,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), VRDN, 0.04%, 1/07/14 (a)	2,700	2,700,000
Long Island University, Series A-2 (TD Bank NA LOC), VRDN, 0.04%, 1/07/14 (a)	3,500	3,500,000
Personal Income Tax Revenue, VRDN, PUTTERS, Series 1955 (JPMorgan Chase Bank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	5,325	5,325,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., Refunding RB:
State Clean & Drinking Water, Series L, 5.00%, 5/15/14	$100	$101,737
PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN:
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.06%, 1/07/14	8,000	8,000,000
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.04%, 1/07/14 (a)	6,800	6,800,000
363 West 30th Street, Series A, AMT (Freddie Mac Liquidity Agreement), 0.04%, 1/07/14 (a)	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Liquidity Agreement), 0.04%, 1/07/14 (a)	2,880	2,880,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.08%, 1/07/14 (a)	3,735	3,735,000
New York State Thruway Authority, Second General Highway & Bridge Trust , RB:
Series B, 5.25%, 4/01/14	250	253,029
Series A, 4.00%, 4/01/14	710	716,509
Series B, 5.00%, 4/01/14	190	192,222
New York State Thruway Authority, Transportation, RB:
Series A, 3.00%, 3/15/14	100	100,522
Series A, 3.50%, 3/15/14	150	150,962
Series A, 4.00%, 3/15/14	400	402,995
New York State Thruway Authority, Local Highway and Bridge Service Contract, Refunding RB:
3.00%, 4/01/14	275	276,811
5.00%, 4/01/14	400	404,641
5.00%, 4/01/14	550	556,410
Series A, 4.00%, 4/01/14	300	302,703
New York State Thruway Authority, Second General Highway and Bridge Trust, Refunding RB:
Series A, 5.00%, 4/01/14	210	212,415
Series B, 5.00%, 4/01/14	635	642,379

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Thruway Authority, Refunding RB, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.51%, 1/07/14 (a)(b)(c)	$5,660	$5,660,000
New York State Urban Development Corp., RB, State Personal Income Tax:
General Purpose, Series A, 5.00%, 3/15/14	575	580,469
Series B1, 3.50%, 3/15/14	100	100,638
North Babylon Union Free School District, GO, TAN, 0.75%, 2/14/14	3,900	3,902,234
Onondaga County Industrial Development Agency, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 1/07/14 (a)	8,085	8,085,000
Oswego County Industrial Development Agency, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.16%, 1/07/14 (a)	1,170	1,170,000
Patchogue-Medford Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/20/14	6,300	6,320,066
Port Authority of New York & New Jersey, Refunding RB:
5.00%, 9/01/14	160	164,948
FLOATS, VRDN, Series 2977 AMT (Morgan Stanley Bank Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	14,000	14,000,000
FLOATS, VRDN, Series 3321 (Credit Suisse AG Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	835	835,000
PUTTERS, VRDN, Series 2945 AMT (JPMorgan Chase Bank NA Liquidity Agreement), 0.11%, 1/07/14 (a)(b)(c)	1,665	1,665,000
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (a)	4,785	4,785,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	4

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Rockland County Industrial Development Agency, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.11%, 1/07/14 (a)	$8,335	$8,335,000
Rocky Point Union Free School District, GO, TAN, 0.75%, 6/26/14	3,200	3,206,970
Rye Neck Union Free School District, GO, BAN, 1.00%, 5/15/14	3,390	3,397,862
Sales Tax Asset Receivable Corp., RB, VRDN, FLOATS, Series 2901 (Credit Suisse NY Liquidity Agreement), 0.06%, 1/07/14 (a)(c)	10,800	10,800,000
South Colonie Central School District, GO, BAN, Albany and Schenectady Counties, 1.00%, 7/18/14	3,620	3,631,783
South Country Central School District at Brookhaven, GO, TAN, 0.75%, 6/26/14	5,800	5,812,071
State of New York, GO, Refunding, Series C, 5.00%, 4/15/14	300	304,015
State of New York, GO, Series A, 5.00%, 2/15/14	400	402,326
Taconic Hills Central School District at Craryville, GO, Refunding, 4.00%, 6/15/14	100	101,621
Town of LaGrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/28/14	5,278	5,284,320
Town of North Hempstead New York, GO, Refunding, Serial Bonds, 4.00%, 2/01/14	100	100,317

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers' Retirement System LOC), 0.04%, 1/07/14 (a)	$7,170	$7,170,000
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 4.00%, 1/01/14	100	100,010
Special Obligation, Series A, 5.13%, 1/01/14 (d)	150	150,020
General, VRDN, Series B-2A (California State Teachers' Retirement System LOC), 0.02%, 1/02/14 (a)	15,300	15,300,000
General, VRDN, Series B-2BB (California State Teachers' Retirement System LOC), 0.02%, 1/02/14 (a)	9,455	9,455,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.11%, 1/07/14 (a)	6,935	6,935,000
Valley Central School District at Montgomery, GO, Refunding, BAN, 1.00%, 2/20/14	6,000	6,005,506
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.06%, 1/07/14 (a)	15,475	15,475,000
Total Investments (Cost — $599,730,245*) — 99.0%		599,730,245
Other Assets Less Liabilities — 1.0%		6,133,215
Net Assets — 100.0%		$605,863,460
*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	5

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	6

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$599,730,245	—	$599,730,245
[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $49,318 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	7

Schedule of Investments December 31, 2013 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 85.8%
City of Beachwood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 8/06/14	$1,340	$1,345,739
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Various Purpose, Series D (Bank of America NA LOC), 0.04%, 1/07/14 (a)	7,700	7,700,000
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.06%, 1/07/14 (a)	4,000	4,000,000
City of Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.07%, 1/07/14 (a)(b)(c)	3,135	3,135,000
City of Columbus Ohio, BB&T Municipal Trust, Refunding RB, VRDN, FLOATS, Series 13, 0.04%, 1/07/14 (a)(c)	1,000	1,000,000
City of Independence Ohio, GO, BAN, Various Purpose, 1.13%, 4/16/14	1,555	1,558,478
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/15/14	1,400	1,402,605
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/24/14	300	300,653
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank NA LOC), 0.06%, 1/07/14 (a)	2,800	2,800,000
City of Mason Ohio, GO, 1.25%, 12/16/14	810	817,664
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/12/14	1,800	1,802,090
City of North Ridgeville Ohio, GO, BAN, 0.65%, 4/03/14	905	905,458
City of Strongsville Ohio, GO, 1.00%, 10/21/14	2,015	2,026,311
County of Athens Port Authority, RB, VRDN (Barclays Bank PLC LOC) , 0.05%, 1/07/14 (a)	7,000	7,000,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Butler Ohio, GO, BAN, Various Purpose, 0.40%, 7/31/14	$2,350	$2,350,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank LOC), 0.05%, 1/07/14 (a)	3,700	3,700,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.09%, 1/07/14 (a)	3,100	3,100,000
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.07%, 1/07/14 (a)	1,745	1,745,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.03%, 1/02/14 (a)	3,800	3,800,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.05%, 1/07/14 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.08%, 1/07/14 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Seires A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.13%, 1/07/14 (a)(b)(c)	345	345,000
Ohio State Higher Educational Facilities Commission, (Northern Trust Co. SBPA), 0.13%, 3/05/14	5,000	5,000,000
Ohio State Higher Educational Facilities Commission, RB, VRDN, Case Western Reverve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.02%, 1/02/14	2,100	2,100,000
0.02%, 1/02/14	1,000	1,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio State Higher Educational Facilities Commission, Refunding RB, VRDN (a):
Case Western Reserve University 2001 Project, Series A, Wells Fargo Bank NA SBPA), 0.02%, 1/02/14	$1,800	$1,800,000
Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA SBPA), 0.02%, 1/02/14	4,800	4,800,000
State of Ohio, GO, VRDN (a):
0.04%, 1/07/14	1,500	1,500,000
Common Schools, Series A, 0.04%, 1/07/14	600	600,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio, GO, VRDN (concluded) (a):
Common Schools, Series B, 0.04%, 1/07/14	$1,555	$1,555,000
Common Schools, Series C, 0.03%, 1/07/14	900	900,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.26%, 1/07/14 (a)	2,700	2,700,000
Total Investments (Cost — $81,688,998*) — 85.8%		81,688,998
Other Assets Less Liabilities — 14.2%		13,484,448
Net Assets — 100.0%		$95,173,446

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments: [1]
Municipal Bonds	—	$81,688,998	—	$81,688,998

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $12,228,587 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments December 31, 2013 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 96.9%
Beaver County IDA, Refunding RB, VRDN, Pennsylvania Electric Co. Project (UBS AG LOC), 0.02%, 1/02/14 (a)	$3,100	$3,100,000
Catasauqua Area School District, GO, 4.60%, 5/15/14 (b)	100	101,474
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Bank of Canada SBPA), 0.06%, 1/07/14 (a)(c)(d)	2,280	2,280,000
Central York School District, GO, Refunding, 2.50%, 2/15/14	100	100,262
Chartiers Houston School District, GO, 4.20%, 3/01/14 (b)	100	100,635
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/14	100	101,994
City of Philadelphia Pennsylvania, GO, VRDN, Refunding, Series B (Bank of New York Mellon LOC), 0.05%, 1/07/14 (a)	1,600	1,600,000
City of Philadelphia Pennsylvania, Refunding ARB, Series B, AMT, 4.00%, 6/15/14	150	152,366
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, Series A-2 (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14 (a)	1,000	1,000,000
City of Philadelphia Pennsylvania Gas Works, Refunding RB, VRDN, Series C (Barclays Bank PLC LOC), 0.04%, 1/07/14 (a)	290	290,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series D-495, AMT, AGM (Deutsche Bank AG SBPA), 0.13%, 1/07/14 (a)(c)(e)	4,000	4,000,000
City of Philadelphia Pennsylvania, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, VRDN, (JPMorgan Chase & Co. Liquidity Agreement), 0.07%, 1/07/14 (a)(c)(e)	1,000	1,000,000
Coatesville School District, GO, Refunding, 5.25%, 8/15/14 (b)	800	824,984
Commonwealth of Pennsylvania, GO, Refunding:
5.50%, 2/01/14	100	100,453
Third Series, 5.00%, 9/01/14	50	51,570

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, Second Series A:
5.00%, 5/01/14	$600	$609,697
3.45%, 8/01/14	50	50,955
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, (Royal Bank of Canada LOC SBPA), 0.06%, 1/07/14 (a)(c)(d)	2,360	2,360,000
County of Allegheny Port Authority, Refunding RB, Transportation, 4.00%, 3/01/14	150	150,886
County of Chester Pennsylvania, GO, Refunding, Series C, 2.50%, 7/15/14	150	151,721
County of Chester Pennsylvania IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.26%, 1/07/14	1,355	1,355,000
West Vincent Association, Series B, 0.26%, 1/07/14	1,475	1,475,000
County of Cumberland Pennsylvania, GO, 4.00%, 5/01/14	50	50,605
County of Delaware Pennsylvania IDA, RB, VRDN, Scott Paper Co., Series A (Kimberly Clark Corp. Guaranty Agreement), 0.06%, 1/07/14 (a)	700	700,000
County of Delaware Pennsylvania IDA, Refunding RB, VRDN, Covanta Energy, Series A (Bank of America NA LOC), 0.08%, 1/07/14 (a)	800	800,000
County of Lehigh Pennsylvania, GO, Refunding, 4.00%, 11/15/14	600	620,137
County of Montgomery Pennsylvania IDA, RB, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (a)	650	650,000
County of York Pennsylvania IDA, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (a)	1,075	1,075,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B:
(Barclays Bank PLC LOC), 0.04%, 1/07/14 (a)	1,200	1,200,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, (concluded):
(TD Bank NA LOC), 0.04%, 1/07/14 (d)	$1,530	$1,530,000
Emmaus General Authority, RB, VRDN, Series 89F, Sub-Series F24 (US Bank NA LOC), 0.05%, 1/07/14 (a)	2,600	2,600,000
Geisinger Authority, Refunding RB (a):
Series A (Wells Fargo Bank NA SBPA), VRDN, 0.01%, 1/02/14	2,000	2,000,000
Series C (TD Bank NA SBPA), VRDN,0.02%, 1/02/14	6,100	6,100,000
Lancaster IDA, RB, AMT, VRDN, Purple Partners LLC Project (US Bank NA LOC), 0.10%, 1/07/14 (a)	600	600,000
Methacton School District, GO, Refunding, Series A, 0.45%, 9/15/14	100	100,049
Neshaminy School District, GO, 4.25%, 4/15/14 (b)	100	101,119
Owen J Roberts School District, GO, Refunding, 1.00%, 5/15/14	100	100,266
Palmyra Area School District, GO, Refunding, 2.00%, 5/01/14	100	100,573
Penn Trafford School District, GO, Refunding, 3.25%, 5/01/14	75	75,693
Pennsbury School District, GO, Refunding Series A, 1.00%, 8/01/14	100	100,420
Pennsylvania Economic Development Financing Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/14	800	817,101
Evergreen Community Power Facility, VRDN, AMT (Manufacturers & Traders Trust Co. LOC), 0.21%, 1/07/14 (a)(d)	7,200	7,200,000
Homewood Retirement, VRDN, Series E (Manufacturers & Trades Trust Co. LOC), 0.11%, 1/07/14 (a)	730	730,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (concluded):
Merck & Co. Inc., West Point Project, VRDN, AMT, 0.16%, 1/07/14 (a)(d)	$8,500	$8,500,000
Penn Waste, Inc. Project, VRDN, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 1/07/14 (a)	1,735	1,735,000
Pennsylvania HFA, MRB, S/F Housing, Series 82-B, VRDN, AMT (Royal Bank of Canada SBPA), 0.05%, 1/07/14 (a)	935	935,000
Pennsylvania HFA, RB, VRDN (a):
Series 100-C, AMT (JPMorgan Chase & Co. NA SBPA), 0.08%, 1/02/14	835	835,000
Series 81C (Royal Bank of Canada SBPA), 0.05%, 1/07/14	385	385,000
Pennsylvania Higher Educational Facilities Authority, RB:
Series AO-1, 5.00%, 6/15/14	100	102,045
State System Higher Education, Series AJ, 5.00%, 6/15/14	300	306,575
Drexel University (JPMorgan Chase Bank NA LOC), VRDN, 0.04%, 1/07/14 (a)	2,330	2,330,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Temple University, 5.00%, 4/01/14	100	101,156
Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), VRDN, 0.04%, 1/07/14	1,380	1,380,000
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, City of Philadelphia Program, 5.00%, 6/15/14	100	102,122
Pennsylvania State Turnpike Commission, RB, VRDN (a)(c)(e):
Deutsche Bank SPEARS/LIFERS Trust, Series D-1179 (Deutsche Bank AG SBPA), 0.11%, 1/07/14	600	600,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	2

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State Turnpike Commission, RB, VRDN (a)(c)(e) (concluded):
FLOATS, Series 3225 (Morgan Stanley Bank SBPA), 0.51%, 1/07/14	$400	$400,000
Pennsylvania State Turnpike Commission,, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-22 (Royal Bank of Canada LOC SBPA), 0.06%, 1/07/14 (a)(c)(e)	500	500,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.07%, 1/07/14 (a)(c)(d)(e)	800	800,000
Perkiomen Valley School District, GO, Refunding, 2.00%, 11/15/14 (f)	100	101,430
Philadelphia Pennsylvania IDA, RB, VRDN (a):
Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.09%, 1/07/14	500	500,000
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC), 0.26%, 1/07/14	150	150,000
Red Lion Area School District, GO, Refunding, 1.00%, 2/01/14	100	100,067
Rose Tree Media School District, GO, Refunding, Series A, 1.00%, 2/01/14	50	50,032
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.05%, 1/07/14 (a)	2,500	2,500,000
Seneca Valley School District, GO, Refunding, Series A, 5.00%, 2/15/14	30	30,167

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
South Western School District, GO, 1.00%, 5/15/14	$100	$100,266
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 6/01/14	200	203,682
Spring-Ford Area School District, GO, Refunding Series A, 3.00%, 2/01/14	100	100,221
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 5/15/14	100	100,633
Township of Lower Merion Pennsylvania, GO, Refunding Series A, 2.00%, 1/01/15	100	101,656
Township of West Pikeland Pennsylvania, GO, Refunding, 2.00%, 12/15/14	100	101,621
Unionville-Chadds Ford School District, GO, Refunding Series A, 4.00%, 6/01/14	50	50,797
University of Pittsburgh, RB, Capital Projects, Series B, 5.00%, 9/15/14	100	103,383
West Perry School District, GO, Refunding:
2.00%, 5/15/14	20	20,126
Series A, 2.00%, 5/15/14	80	80,504
Wilkes-Barre Area School District of Pennsylvania, GO, Refunding, 5.00%, 4/01/14	100	101,084
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (a)	595	595,000
Total Investments (Cost — $72,310,527*) — 96.9%		72,310,527
Other Assets Less Liabilities — 3.1%		2,276,375
Net Assets — 100.0%		$74,586,902

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Janney Montgomery	$101,430	—

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	4

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$72,310,527	—	$72,310,527

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $278,363 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2013	5

Item 2 – Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2014